CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent Company Information Balance Sheet

	December 31,
Condensed Balance Sheets	2012	2011
Assets:	(In Thousands)
Cash and cash equivalents	$9,591	$15,112
Available for sale securities	8,380	10,575
Investment in Savings Institute Bank and Trust Company	109,948	106,023
ESOP note receivable	5,600	6,035
Other assets	991	1,510
Total assets	$134,510	$139,255

Liabilities and Shareholders' Equity:
Liabilities	$8,751	$8,738
Shareholders' equity	125,759	130,517
Total liabilities and shareholders' equity	$134,510	$139,255

Schedule of Parent Company Information Income Statement

	Years Ended December 31,
Condensed Statements of Income	2012	2011	2010
	(In Thousands)
Interest and dividends on investments	$159	$248	$128
Other income	399	484	223
Total income	558	732	351

Operating expenses	758	1,275	492
Loss before income taxes and equity in undistributed net income	(200)	(543)	(141)

Income tax benefit	(35)	(185)	(136)
Loss before equity in undistributed net income of subsidiary	(165)	(358)	(5)

Equity in undistributed net income of subsidiary	1,283	2,775	3,008
Net income	$1,118	$2,417	$3,003

Schedule of Parent Company Information Cash Flow

	Years Ended December 31,
Condensed Statements of Cash Flows	2012	2011	2010
	(In Thousands)
Cash flows from operating activities:
Net income	$1,118	$2,417	$3,003
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(1,283)	(2,775)	(3,008)
Excess tax benefit from share-based payment arrangements	(4)	(3)	—
Deferred income taxes	60	(104)	72
Other, net	163	(497)	(10)
Cash provided by (used in) operating activities	54	(962)	57

Cash flows from investing activities:
Purchase of available for sale securities	(1,907)	(8,277)	(4,900)
Proceeds from maturities of available for sale securities	2,069	2,000	4,000
Proceeds from sale of available for sale securities	2,025	2,300	10
Payments received on ESOP note receivable	435	421	290
Issuance of ESOP note receivable	—	(3,141)	—
Investment in subsidiary	499	(29,450)	493
Cash provided by (used in) investing activities	3,121	(36,147)	(107)

Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	—	—
Stock options exercised	10	—	—
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit from share-based payment arrangements	4	3	—
Net proceeds from common stock offering	—	51,099	(769)
Cash (used in) provided by financing activities	(8,696)	49,906	(1,218)

Net change in cash and cash equivalents	(5,521)	12,797	(1,268)

Cash and cash equivalents at beginning of year	15,112	2,315	3,583

Cash and cash equivalents at end of year	$9,591	$15,112	$2,315